BALANCE SHEETS (USD $)	Jul. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
ASSETS
Cash	$ 1,814,188	$ 108,381	$ 659,822
Grant Receivable	0	244,479	0
Prepaid expenses	50,863	38,511	36,445
Other Current Assets	27,221	0
Total Current Assets	1,892,272	391,371	696,267
Deferred expenses	277,150	233,322	288,544
Property and Equipment (net of accumulated depreciation)	0	28,406	54,499
Intangible Assets (net of accumulated amortization)	2,265,738	2,125,991	1,371,638
Deferred Financing Cost	43,349	0	299,493
Other Assets	273,336	96,096	3,876
TOTAL ASSETS	4,751,845	2,875,186	2,714,317
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Accounts payable	2,454,501	2,586,008	2,368,716
Accrued expenses	1,076,571	647,125	917,250
Current portion of Deferred Rent	42,018
Notes payable - current portion, including interest payable	814,316	687,034	1,121,094
Total Current Liabilities	8,408,215	4,671,623	6,485,911
Deferred Rent	19,213	0
Long-term Convertible Notes	570,295	0
Common Stock Warrant	7,936,668	13,006,194	11,961,734
Total Liabilities	16,934,391	17,677,817	18,447,645
Shareholders' Deficiency:
Preferred stock			0
Common Stock	240,014	198,101	115,638
Additional Paid-In Capital	30,229,185	23,074,978	754,834
Promissory Note Receivable	(9,998,210)	(10,659,710)
Deficit accumulated during the development stage	(32,653,535)	(27,416,000)	(16,603,800)
Total Shareholders' Deficiency	(12,182,546)	(14,802,631)	(15,733,328)
TOTAL LIABILITIES & SHAREHOLDERS' DEFICIENCY	$ 4,751,845	$ 2,875,186	$ 2,714,317